UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

MORTGAGE DEFINED

OPPORTUNITY FUND INC. (DMO)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities, consisting primarily of non-agency residential mortgage-backed securities and commercial mortgage-backed securities.

The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

II	Western Asset Mortgage Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Defined Opportunity Fund Inc. for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 26, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.	III

Performance review

For the six months ended June 30, 2019, Western Asset Mortgage Defined Opportunity Fund Inc. returned 7.61% based on its net asset value (“NAV”)1 and 9.86% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the ICE BofAML U.S. Floating Rate Home Equity Loan Asset Backed Securities Index2, returned 1.66% for the same period. The Lipper U.S. Mortgage Closed-End Funds Category Average3 returned 5.97% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $1.04 per share. As of June 30, 2019, the Fund estimates that 77% of the distributions were sourced from net investment income and 23% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2019. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2019 (unaudited)
Price Per Share	6-Month Total Return**
$19.68 (NAV)	7.61	%†
$21.27 (Market Price)	9.86	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

[1]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

[2]

The ICE BofAML U.S. Floating Rate Home Equity Loan Asset Backed Securities Index tracks the performance of U.S. dollar-denominated investment grade floating-rate asset-backed securities collateralized by home equity loans publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating, at least one year remaining to final stated maturity, a floating-rate coupon, and an original deal size for the collateral group of at least $250 million.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 9 funds in the Fund’s Lipper category.

IV	Western Asset Mortgage Defined Opportunity Fund Inc.

Looking for additional information?

The Fund is traded under the symbol “DMO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XDMOX” on most financial web-sites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Mortgage Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 26, 2019

RISKS: The Fund is a non-diversified, limited-term closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed-income holdings. The Fund may invest in lower-rated high-yield bonds (commonly known as “junk bonds”), which are subject to greater liquidity risk and credit risk (risk of default) than higher-rated obligations. Mortgage-backed securities are subject to additional risks, including prepayment risk, which can limit the potential gains in a declining interest rate environment. The Fund may invest in securities backed by subprime or distressed mortgages which involve a higher degree of risk and chance of loss. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is not guaranteed by the U.S. government, the U.S. Treasury or any government agency.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Mortgage Defined Opportunity Fund Inc.	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.01%.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — June 30, 2019

Total Spread Duration

DMO	— 8.01 years

Benchmark	— 2.70 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— ICE BofAML U.S. Floating Rate Home Equity Loan Asset Backed Securities Index

DMO	— Western Asset Mortgage Defined Opportunity Fund Inc.

HY	— High Yield

IG Credit	— Investment Grade

MBS	— Mortgage-Backed Securities

2	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Total Effective Duration

DMO	— 5.26 years

Benchmark	— -0.01 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— ICE BofAML U.S. Floating Rate Home Equity Loan Asset Backed Securities Index

DMO	— Western Asset Mortgage Defined Opportunity Fund Inc.

HY	— High Yield

MBS	— Mortgage-Backed Securities

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — 107.2%
ACE Securities Corp. Home Equity Loan Trust, 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	3.424%	3/25/35	$3,154,600	$3,095,285	(b)
Adjustable Rate Mortgage Trust, 2005-5 1A1	4.199%	9/25/35	141,151	116,021	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.323%	10/25/35	312,492	288,449	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	2.904%	3/25/36	246,359	115,411	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	2.894%	8/25/35	3,460,000	2,952,823	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	3.154%	10/25/30	971,493	910,051	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.596%	6/25/35	1,862,783	168,573	(b)
Alternative Loan Trust, 2005-14 3A1	2.698%	5/25/35	217,246	157,512	(b)
Alternative Loan Trust, 2005-36 4A1	4.122%	8/25/35	422,705	403,950	(b)
Alternative Loan Trust, 2005-61 1A2 (1 mo. USD LIBOR + 0.740%)	3.144%	12/25/35	1,199,128	1,147,194	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	2.904%	10/25/35	960,964	775,040	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.418%	5/25/36	328,538	284,527	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	100,644	70,829
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	164,323	171,674
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	18.782%	9/25/37	567,492	850,431	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.584%	6/25/47	1,324,664	1,154,073	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.828%	1/25/36	925,434	775,495	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	3.204%	3/25/47	12,735,445	733,084	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.304%	7/25/46	1,925,842	839,850	(b)(c)
Argent Securities Trust, 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	2.554%	9/25/36	2,152,659	882,947	(b)
Argent Securities Trust, 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	2.644%	9/25/36	568,151	236,316	(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.696%	10/25/35	2,814,146	211,091	(b)

See Notes to Financial Statements.

4	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Banc of America Funding Corp., 2015-R3 2A2	2.560%	2/27/37	$2,578,035	$2,201,415	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.500%	12/20/34	374,351	308,934	(b)
Banc of America Funding Trust, 2004-C 3A1	4.448%	12/20/34	387,398	379,170	(b)
Banc of America Funding Trust, 2006-D 2A1	3.537%	5/20/36	38,267	35,258	(b)
Banc of America Funding Trust, 2006-F 1A1	5.035%	7/20/36	211,496	215,441	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	4.060%	9/26/45	3,750,000	2,944,031	(b)(c)
Banc of America Funding Trust, 2015-R2 3A3	4.694%	4/29/37	1,003,154	800,189	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	3.081%	3/27/36	4,504,122	4,048,223	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.277%	3/25/37	2,406,317	2,359,180	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.377%	3/25/37	2,929,596	2,881,498	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.627%	3/25/37	1,327,294	1,316,936	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.977%	3/25/37	572,933	581,763	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	6.299%	7/26/36	4,279,912	3,181,834	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.404%	11/25/35	299,882	260,183	(b)
Bear Stearns Asset Backed Securities I Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	6.404%	10/25/34	617,000	630,839	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.252%	9/25/34	62,076	60,689	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	7.154%	10/25/27	1,070,000	1,108,571	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	5.304%	4/25/28	3,710,000	3,763,037	(b)(c)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	3.024%	9/25/34	877,689	881,253	(b)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	172,222	122,972
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.096%	6/25/35	9,153,489	1,792,252	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	2.534%	4/25/47	127,831	126,891	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	3.044%	3/25/35	77,669	79,447	(b)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	3.004%	5/25/35	$97,270	$91,091	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.862%	4/25/35	418,551	349,459	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	3.004%	3/25/35	56,893	51,023	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	12.913%	10/25/35	18,013	22,657	(b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	4.502%	2/20/36	125,901	118,826	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	4.571%	2/20/36	133,832	126,491	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.973%	9/25/37	2,928,841	1,744,715	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.702%	7/25/36	291,221	225,005	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	6,192,815	3,345,897	(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	4.545%	9/25/34	63,354	64,957	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	3.744%	8/25/34	22,764	22,419	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.978%	8/25/35	135,601	118,809	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.734%	7/25/36	540,623	512,866	(b)(c)
Countrywide Asset-Backed Certificates, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	2.954%	5/25/47	520,366	416,014	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	2.844%	9/25/36	3,939,892	547,022	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	320,873	278,791
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	12.914%	7/27/36	581,119	740,267	(b)(c)
CSMC Trust, 2015-2R 7A2	4.399%	8/27/36	3,720,760	3,179,518	(b)(c)
CSMC Trust, 2010-18R 6A5	4.205%	9/28/36	2,133,000	2,086,887	(b)(c)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.570%	10/27/36	4,453,765	3,545,143	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.088%	7/25/57	3,052,442	2,224,348	(b)(c)
CSMC Trust, 2017-RPL1 B2	3.088%	7/25/57	3,501,991	2,108,920	(b)(c)

See Notes to Financial Statements.

6	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
CSMC Trust, 2017-RPL1 B3	3.088%	7/25/57	$2,977,486	$1,404,304	(b)(c)
CSMC Trust, 2017-RPL1 B4	3.088%	7/25/57	3,416,919	498,125	(b)(c)
CWABS Asset-Backed Certificates Trust, 2005-11 MF1	5.348%	2/25/36	2,000,000	1,954,359	(b)
CWABS Asset-Backed Certificates Trust Inc., 2003-5 MF2	5.130%	11/25/33	1,310,713	1,332,560	(b)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	2.674%	2/15/34	69,284	66,689	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	28,946	19,123	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	6.700%	4/15/36	288,843	50,718	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	11.106%	4/15/36	274,605	80,273	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	6.772%	4/15/36	83,514	23,551	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	5.314%	4/15/36	302,492	64,789	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,533,235	1,104,880	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.236%	9/25/55	29,750,259	3,357,198	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	222,470,867	788,882	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,812,830	1,386,271	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.207%	8/25/56	19,816,499	2,218,635	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,176,845	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	534,025,157	2,163,870	(b)(c)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	$681,000	$648,334	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA1 B2 (1 mo. USD LIBOR + 10.750%)	13.154%	1/25/49	1,500,000	1,755,424	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.904%	10/25/28	497,127	683,401	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.404%	7/25/29	2,665,089	2,937,454	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.654%	10/25/29	1,785,785	2,091,213	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.154%	4/25/43	5,695,679	6,733,097	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	12.904%	2/25/47	3,530,000	3,836,454	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	13.654%	12/25/28	1,034,250	1,445,264	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	11.004%	3/25/29	1,586,447	1,975,465	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	13.404%	10/25/48	3,000,000	3,393,249	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.460%	11/25/48	4,880,000	2,728,020	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	12/25/42	3,362,179	644,134	(b)

See Notes to Financial Statements.

8	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	6.004%	1/25/30	$1,320,000	$1,372,258	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	14.154%	8/25/28	1,879,138	2,722,750	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.654%	1/25/29	2,633,987	3,497,645	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.654%	4/25/29	4,244,615	5,412,616	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	14.654%	9/25/28	2,346,279	3,423,794	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	14.154%	10/25/28	1,657,171	2,376,745	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	6.754%	4/25/31	3,210,000	3,394,817	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.929%	8/25/35	634,208	576,633	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	99,137	67,794
GS Mortgage Securities Corp II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	3.083%	3/20/23	36,343	36,440	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.596%	4/25/35	2,403,156	282,513	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	59,091	68,290	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	403,092	427,006	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	66,993	72,302	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.804%	10/25/46	1,474,311	1,429,809	(b)(c)
HarborView Mortgage Loan Trust, 2006-2 1A	5.004%	2/25/36	24,122	15,945	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	2.904%	5/25/36	3,500,000	1,443,596	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.638%	1/25/37	131,854	111,520	(b)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	3.124%	10/25/34	$305,871	$305,224	(b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	3.269%	1/25/36	72,604	66,566	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.430%	1/25/35	71,632	68,865	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.994%	9/25/35	67,530	63,334	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.823%	5/25/36	251,865	221,002	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.736%	6/25/36	380,700	370,782	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.334%	6/25/36	427,238	401,690	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.877%	3/25/37	348,025	340,100	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	907,401	721,612
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	63,796	67,094
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	25,666	27,123
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	2.904%	8/25/37	2,608,313	1,375,838	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2	4.250%	1/25/59	3,750,000	3,731,880	(c)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.996%	7/25/36	6,148,475	1,469,190	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	2.946%	11/25/36	5,557,793	1,033,322	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	2.584%	11/25/36	4,056,321	2,535,963	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.746%	11/25/36	5,516,197	1,794,519	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	2.734%	6/25/37	3,066,184	919,370	(b)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	2.674%	2/25/36	887,438	859,700	(b)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.240%)	2.644%	8/25/36	1,063,137	1,030,672	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	2.574%	12/25/36	658,639	586,380	(b)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	3.940%	5/1/24	2,227,775	2,261,615	(b)(c)

See Notes to Financial Statements.

10	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.481%	10/25/34	$92,033	$94,849	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.829%	2/25/36	18,125	17,887	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.614%	4/25/46	255,706	236,271	(b)
MASTR Asset Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,939,663
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	771,500	744,653	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,398,370	1,446,478	(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	65,465	67,164	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.347%	3/25/36	617,391	448,169	(b)
Morgan Stanley ABS Capital I Trust Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	5.104%	10/25/33	16,850	16,481	(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	4.518%	9/25/34	2,687,429	2,122,148	(b)
Morgan Stanley Mortgage Loan Trust, 2004-11AR 1B1 (1 mo. USD LIBOR + 0.600%)	3.004%	1/25/35	2,969,422	2,711,226	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.544%	6/25/36	241,237	92,771	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	2.634%	2/25/37	1,921,126	901,943	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.522%	11/25/37	596,949	549,896	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.191%	12/27/46	931,120	760,896	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	3.469%	11/25/34	554,842	561,446	(b)
Nomura Resecuritization Trust, 2014-5R 1A9	7.487%	6/26/35	1,768,291	1,790,295	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	5.162%	5/27/23	2,970,000	3,000,805	(b)(c)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.281%	9/25/34	1,367,983	1,453,351
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	3.034%	11/25/35	2,142,897	1,708,129	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,278,793	1,964,953	(c)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	2.944%	8/25/31	$843,517	$742,758	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.674%	5/25/36	344,100	340,626	(b)(c)
RALI Trust, 2005-QA3 CB4	4.278%	3/25/35	1,599,581	1,048,054	(b)
RALI Trust, 2006-QA1 A11	4.613%	1/25/36	395,502	346,848	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	2.584%	5/25/36	296,327	284,024	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.220%)	2.624%	2/25/46	200,069	76,658	(b)
RALI Trust, 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	2.674%	2/25/46	3,975,661	1,549,190	(b)
RALI Trust, 2006-QO7 1A1 (12 mo. Monthly Treasury Average Index + 0.800%)	3.304%	9/25/46	1,874,990	1,773,055	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	2.534%	2/25/37	173,194	168,636	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	4.429%	4/25/34	961,062	812,559	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	568,862	586,969
RAMP Trust, 2005-RZ2 M6 (1 mo. USD LIBOR + 1.250%)	3.654%	5/25/35	2,210,332	2,141,604	(b)
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	435,743	342,048
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	2.754%	1/25/37	3,011,397	1,072,539	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	555,619	401,866	(b)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,084,113	1,400,094	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,582,571	1,159,544	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	192,297	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,914,212	912,880	(b)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,219,894	1,442,190	(b)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,758,235	1,018,258	(b)
Reperforming Loan REMIC Trust, 2005-R2 2A3	8.000%	6/25/35	44,004	45,932	(c)

See Notes to Financial Statements.

12	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	4.846%	6/25/35	$1,873,436	$505,091	(b)
Residential Asset Securitization Trust, 2005- A13 1A3 (1 mo. USD LIBOR + 0.470%)	2.874%	10/25/35	122,543	103,898	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	2.904%	4/25/36	1,610,227	875,517	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.096%	4/25/36	3,337,259	649,251	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	269,649	239,168
RFMSI Trust, 2005-SA3 1A	4.220%	8/25/35	1,170,275	889,381	(b)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.996%	9/25/36	4,536,549	512,748	(b)
RFMSI Trust, 2006-SA2 4A1	5.464%	8/25/36	171,413	151,542	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	2.904%	6/25/37	1,849,721	1,517,091	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.096%	6/25/37	1,849,721	146,660	(b)
Soundview Home Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	4.354%	4/25/35	1,330,819	1,245,992	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.277%	12/25/34	324,952	318,970	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.273%	3/25/35	141,660	134,734	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	4.415%	3/25/35	74,333	75,889	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	3.559%	3/25/35	913,264	884,761	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.226%	4/25/35	69,235	69,094	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	6.154%	9/25/34	297,405	293,345	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	2.624%	5/25/46	612,938	350,534	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-RF3 1A1, PAC	6.000%	10/25/36	1,322,664	1,344,744	(c)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities (a) — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC1 M1 (1 mo. USD LIBOR + 0.230%)	2.634%	2/25/37	$3,965,857	$2,906,741	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.604%	10/20/35	23,513	23,851	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	2.934%	1/25/45	1,757,399	1,343,660	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.894%	10/25/45	235,348	237,922	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	2.804%	11/25/45	1,061,317	776,598	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.833%	12/25/36	226,343	213,834	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	14.467%	10/25/35	224,691	287,103	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	18.301%	11/25/35	69,337	118,207	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	3.304%	11/25/35	145,371	120,307	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	2.504%	12/25/36	417,276	295,329	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.056%	3/25/37	2,935,464	288,337	(b)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	5.146%	3/25/35	48,039	49,901	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-2 1A4 (-2.750 x 1 mo. USD LIBOR + 19.388%)	12.775%	3/25/36	853,311	1,026,202	(b)
Total Residential Mortgage-Backed Securities (Cost — $194,748,137)				221,373,157
Commercial Mortgage-Backed Securities (a) —22.2%
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	4.785%	7/15/37	1,500,000	1,508,425	(b)(c)

See Notes to Financial Statements.

14	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities (a) — continued
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	5.340%	4/15/34	$2,000,000	$2,013,003	(b)(c)
Citigroup Commercial Mortgage Trust, 2015- SHP2 F (1 mo. USD LIBOR + 5.200%)	7.594%	7/15/27	1,000,000	1,001,419	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	923,652	627,719
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	747,142	568,941	(b)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,461,552	(c)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	2,910,367	2,921,805	(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.014%	7/15/32	3,300,000	3,303,819	(b)(c)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.394%	8/15/20	3,000,000	3,006,993	(b)(c)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	6.744%	7/15/32	1,620,000	1,633,943	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,833,863	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.781%	9/25/41	10,200,000	673,831	(b)
FREMF Mortgage Trust, 2019-KG01 B	4.165%	4/1/29	2,239,000	2,253,925	(c)
FRESB Mortgage Trust, 2018-SB48 B (3.677% to 9/25/26 then 6 mo. LIBOR + 7.500%)	3.677%	2/25/38	3,945,345	2,883,014	(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	940,738	672,562	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	249,867	253,685
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	91,935	81,454
GS Mortgage Securities Trust, 2007-GG10 AJ	6.006%	8/10/45	2,478,471	1,197,430	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.278%	4/17/45	332,149	146,146	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	1,340,172	971,504	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.583%	2/15/51	99,327	95,231	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.602%	6/15/35	3,000,000	2,991,528	(b)(c)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities (a) — continued
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	$112,202	$73,537	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	228,518	99,588	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	53,246	23,199	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	15,777	15,902
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.446%	12/12/49	179,026	119,017	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	6.644%	8/15/34	1,321,086	1,336,843	(b)(c)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.250%)	5.644%	11/15/27	1,000,000	910,261	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.544%	11/15/27	1,600,000	1,326,672	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	5.599%	11/11/34	405,040	407,154	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.769%	11/11/34	2,430,241	2,471,732	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.219%	11/11/34	1,620,161	1,649,834	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	2,242,942	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000	2,424,378	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	659,896	575,264	(b)
Total Commercial Mortgage-Backed Securities (Cost — $47,038,731)				45,778,115

			Face Amount/ Units
Asset-Backed Securities — 15.5%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,330,042	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	2,000,000	2,033,992	(c)
Banc of America Funding Trust, 2015-R4 4A3	10.350%	1/27/30	10,912,930	5,115,818	(b)(c)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	2,001,969

See Notes to Financial Statements.

16	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
BCMSC Trust, 1998-B A	6.530%	10/15/28	$520,903	$545,480	(b)
BCMSC Trust, 1998-C M1	7.510%	1/15/29	3,955,923	3,471,317	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	222,538	223,716	(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.592%	4/20/29	1,700,000	1,652,762	(b)(c)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,482,627	1,534,303	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.460%	10/15/22	2,414,033	2,420,069	(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	213,288	112,370	(c)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.814%	5/15/34	82,640	77,662	(b)(c)
Greenpoint Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	175,000	176,152	(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.335%	10/15/37	1,059,779	1,020,121	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.946%	4/15/37	1,297,038	1,246,552	(b)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.594%	10/15/37	2,219,611	2,194,689	(b)(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	168,015	167,816	(b)(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	194,207
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	2,043,237	(c)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	700	0	(c)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,583,411	(c)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	5.242%	10/20/28	750,000	738,426	(b)(c)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	194,488	193,886	(b)(c)
Upgrade Pass-Through Trust I, 2018-2 A	16.537%	5/15/24	202,835	203,302	(c)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	266,729	267,477	(c)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	237,956	239,481	(c)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	294,205	295,030	(c)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	401,145	386,377	(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.617%	6/7/30	600,000	585,304	(b)(c)
Total Asset-Backed Securities (Cost — $34,253,864)				32,054,968

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡		Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 0.4%
Consumer Staples — 0.3%
Food & Staples Retailing — 0.3%
CVS Pass-Through Trust		9.350%	1/10/23	$479,444	$535,554	(c)
Financials — 0.1%
Insurance — 0.1%
Ambac Assurance Corp., Subordinated Notes		5.100%	6/7/20	45,494	64,431	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)		7.319%	2/12/23	195,650	199,319	(b)(c)
Total Financials					263,750
Industrials — 0.0%
Airlines — 0.0%
Air 2 U.S. Pass-Through Certificates		8.027%	10/1/19	1,878	1,884	(c)
Total Corporate Bonds & Notes (Cost — $711,852)					801,188

Counterparty		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
OTC Purchased Options — 0.0%
Credit default swaption with Credit Suisse to buy protection on Markit CDX.N.A.IG.32 Index, Put @ 70.00bps (Cost — $19,823)	Credit Suisse	9/18/19	9,717,000	9,717,000	9,292
Total Investments before Short-Term Investments (Cost — $276,772,407)					300,016,720

		Rate	Maturity Date	Face Amount
Short-Term Investments — 3.5%
Repurchase Agreements — 2.9%
Bank of America N.A. tri-party repurchase agreement dated 6/28/19, Proceeds at maturity — $6,001,235; (Fully collateralized by U.S. government agency obligations, 3.000% due 11/15/44; Market value — $6,115,815) (Cost — $6,000,000)		2.470%	7/1/19	6,000,000	6,000,000

See Notes to Financial Statements.

18	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset Mortgage Defined Opportunity Fund Inc.

Security‡	Rate	Shares	Value
Money Market Funds — 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost — $1,169,437)	2.261%	1,169,437	$1,169,437
Total Short-Term Investments (Cost — $7,169,437)			7,169,437
Total Investments — 148.8% (Cost — $283,941,844)			307,186,157
Liabilities in Excess of Other Assets — (48.8)%			(100,753,270)
Total Net Assets — 100.0%			$206,432,887

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Value is less than $1.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CLO	— Collateral Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

USD	— United States Dollar

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	9/19	$1,713,049	$1,721,437	$(8,388)
U.S. Treasury 5-Year Notes	36	9/19	4,199,756	4,253,625	(53,869)
U.S. Treasury 10-Year Notes	116	9/19	14,558,388	14,844,375	(285,987)
Net unrealized depreciation on open futures contracts					$(348,244)

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Defined Opportunity Fund Inc.

At June 30, 2019, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	55,341	USD	62,781	Barclays Bank PLC	7/17/19	$248

Abbreviations used in this table:

EUR	— Euro

USD	— United States Dollar

See Notes to Financial Statements.

20	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $283,941,844)	$307,186,157
Foreign currency, at value (Cost — $25,764)	25,964
Interest receivable	1,188,339
Deposits with brokers for open futures contracts	150,042
Unrealized appreciation on forward foreign currency contracts	248
Prepaid expenses	9,064
Total Assets	308,559,814

Liabilities:
Loan payable (Note 5)	98,000,000
Payable for securities purchased	1,750,223
Distributions payable	1,678,243
Interest payable	274,400
Investment management fee payable	249,859
Directors’ fees payable	16,016
Payable to broker — variation margin on open futures contracts	3,312
Accrued expenses	154,874
Total Liabilities	102,126,927
Total Net Assets	$206,432,887

Net Assets:
Par value ($0.001 par value; 10,489,018 shares issued and outstanding; 100,000,000 shares authorized)	$10,489
Paid-in capital in excess of par value	197,170,251
Total distributable earnings (loss)	9,252,147
Total Net Assets	$206,432,887

Shares Outstanding	10,489,018

Net Asset Value	$19.68

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest	$12,073,662

Expenses:
Interest expense (Note 5)	1,806,879
Investment management fee (Note 2)	1,495,400
Excise tax (Note 1)	185,448
Audit and tax fees	67,319
Directors’ fees	35,872
Transfer agent fees	18,620
Fund accounting fees	17,221
Shareholder reports	12,137
Custody fees	11,704
Legal fees	11,374
Commitment fees (Note 5)	6,893
Stock exchange listing fees	6,219
Insurance	2,018
Miscellaneous expenses	8,646
Total Expenses	3,685,750
Net Investment Income	8,387,912

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(863,031)
Futures contracts	(546,846)
Forward foreign currency contracts	(2,892)
Foreign currency transactions	(508)
Net Realized Loss	(1,413,277)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,074,280
Futures contracts	(46,891)
Forward foreign currency contracts	1,454
Foreign currencies	311
Change in Net Unrealized Appreciation (Depreciation)	8,029,154
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,615,877
Increase in Net Assets From Operations	$15,003,789

See Notes to Financial Statements.

22	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$8,387,912	$17,229,604
Net realized gain (loss)	(1,413,277)	3,097,510
Change in net unrealized appreciation (depreciation)	8,029,154	(696,539)
Increase in Net Assets From Operations	15,003,789	19,630,575

Distributions to Shareholders From (Note 1):
Total distributable earnings	(10,851,481)	(40,408,500)
Decrease in Net Assets From Distributions to Shareholders	(10,851,481)	(40,408,500)

Fund Share Transactions:
Reinvestment of distributions (16,621 and 17,517 shares issued, respectively)	331,179	394,234
Increase in Net Assets From Fund Share Transactions	331,179	394,234
Increase (Decrease) in Net Assets	4,483,487	(20,383,691)

Net Assets:
Beginning of period	201,949,400	222,333,091
End of period	$206,432,887	$201,949,400

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2019

Increase (Decrease) in Cash:
Cash Provided (Used) by Operating Activities:
Net increase in net assets resulting from operations	$15,003,789
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(24,651,635)
Sales of portfolio securities	44,256,284
Net purchases, sales and maturities of short-term investments	(5,145,429)
Net amortization of premium (accretion of discount)	1,533,386
Decrease in interest receivable	77,656
Increase in prepaid expenses	(4,325)
Increase in payable for securities purchased	1,750,223
Decrease in investment management fee payable	(21,812)
Increase in Directors’ fees payable	6,691
Decrease in interest payable	(10,188)
Increase in accrued expenses	36,030
Decrease in payable to broker — variation margin on open futures contracts	(36,923)
Net realized loss on investments	863,031
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(8,075,734)
Net Cash Provided by Operating Activities*	25,581,044

Cash Flows From Financing Activities:
Distributions paid on common stock	(24,325,476)
Repayment of loan facility borrowings	(1,250,000)
Net Cash Used in Financing Activities	(25,575,476)
Net Increase in Cash and Restricted Cash	5,568
Cash and restricted cash at beginning of period	170,438
Cash and restricted cash at end of period	$176,006

*	Included in operating expenses is cash of $1,823,409 paid for interest and commitment fees on borrowings.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

June 30, 2019
Cash	$25,964
Restricted cash	150,042
Total cash and restricted cash shown in the Statement of Cash Flows	$176,006

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$331,179

See Notes to Financial Statements.

24	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2019[1,2]	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of period	$19.28	$21.27	$20.70	$22.76	$24.75	$23.78

Income (loss) from operations:
Net investment income	0.80	1.65	1.57	1.47	2.13	1.87
Net realized and unrealized gain (loss)	0.64	0.22	2.28	(0.53)	(0.80)	2.19
Total income from operations	1.44	1.87	3.85	0.94	1.33	4.06

Less distributions from:
Net investment income	(1.04) [3]	(3.03)	(2.69)	(2.95)	(2.33)	(1.75)
Net realized gains	—	(0.83)	(0.59)	(0.05)	(0.99)	(1.34)
Total distributions	(1.04)	(3.86)	(3.28)	(3.00)	(3.32)	(3.09)

Net asset value, end of period	$19.68	$19.28	$21.27	$20.70	$22.76	$24.75

Market price, end of period	$21.27	$20.39	$24.67	$22.79	$23.55	$23.84
Total return, based on NAV[4,5]	7.61%	9.26%	19.70%	4.47%	5.44%	17.55%
Total return, based on Market Price[6]	9.86%	(1.16)%	24.20%	10.80%	13.56%	16.76%

Net assets, end of period (millions)	$206	$202	$222	$216	$237	$258

Ratios to average net assets:
Gross expenses	3.65%[7]	3.15%	2.68%	2.97%	2.39%	2.36%
Net expenses	3.65 [7]	3.15	2.68	2.97	2.39	2.36
Net investment income	8.32 [7]	7.78	7.29	6.78	8.65	7.39

Portfolio turnover rate	8%	33%	35%	23%[8]	24%	35%

Supplemental data:
Loan Outstanding, End of Period (000s)	$98,000	$99,250	$101,750	$101,750	$80,500	$116,700
Asset Coverage Ratio for Loan Outstanding[9]	311%	303%	319%	312%	395%	321%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[9]	$3,106	$3,035	$3,185	$3,124	$3,946	$3,208 [10]
Weighted Average Loan (000s)	$98,145	$101,743	$101,750	$90,984	$99,544	$116,700
Weighted Average Interest Rate on Loan	3.71%	3.06%	2.06%	1.50%	1.06%	1.02%

See Notes to Financial Statements.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	25

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 24%.

[9]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[10]	Added to conform to current period presentation.

See Notes to Financial Statements.

26	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Residential mortgage-backed securities	—	$221,373,157	—	$221,373,157
Commercial mortgage-backed securities	—	45,778,115	—	45,778,115
Asset-backed securities	—	32,054,968	—	32,054,968
Corporate bonds & notes	—	801,188	—	801,188
Purchased options	—	9,292	—	9,292
Total long-term investments	—	300,016,720	—	300,016,720
Short-term investments†:
Repurchase agreements	—	6,000,000	—	6,000,000
Money market funds	$1,169,437	—	—	1,169,437
Total short-term investments	1,169,437	6,000,000	—	7,169,437
Total investments	$1,169,437	$306,016,720	—	$307,186,157
Other financial instruments:
Forward foreign currency contracts	—	$248	—	$248
Total	$1,169,437	$306,016,968	—	$307,186,405

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$348,244	—	—	$348,244

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in

30	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Mortgage-backed securities. Mortgage-Backed Securities (“MBS”) include CMBS and RMBS. These securities depend on payments (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily from the cash flow from secured commercial or residential mortgage loans made to borrowers. Such loans are secured (on a first priority basis or second priority basis,

32	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

subject to permitted liens, easements and other encumbrances) by commercial or residential real estate, the proceeds of which are used to purchase and or to construct commercial or residential real estate. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(j) Leverage. The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage directly at the Fund level through borrowings, including loans from certain financial institutions or through a qualified government sponsored program, the use of reverse repurchase agreements and/or the issuance of debt securities (collectively, “Borrowings”), and possibly through the issuance of preferred stock (“Preferred Stock”), in an aggregate amount of up to approximately 33 1/3% of the Fund’s Total Assets immediately after such Borrowings and/or issuances of Preferred Stock. “Total Assets” means net assets of the Fund plus the amount of any Borrowings and assets attributable to Preferred Stock that may be outstanding. Currently, the Fund has no intention to issue notes or debt securities or Preferred Stock. In addition, the Fund may enter into additional reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering related obligations.

(k) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such

34	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The Fund accretes market discounts and amortizes market premiums on

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

debt securities using the effective yield method. Accretion of market discounts and amortization of market premiums requires the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions, which are reevaluated not less than semi-annually and require the use of a significant amount of judgment. Principal write-offs are generally treated as realized losses. The Fund’s accretion of discounts and amortization of premiums for U.S. federal and other tax purposes is likely to differ from the financial accounting treatment under GAAP of these items as described above. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(r) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a contribution of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income

36	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

and realized gains for the calendar year. The Fund accrued $185,448 of federal excise tax attributable to the calendar year 2018 during the six months ended June 30, 2019.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily managed assets. Managed assets are net assets plus the proceeds of any outstanding borrowings used for leverage.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset Limited to manage.

During periods in which the Fund utilizes financial leverage, the fees paid to LMPFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$20,410,297	$4,241,338
Sales	36,848,150	7,408,134

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$283,941,844	$33,056,797	$(9,812,484)	$23,244,313
Futures contracts	—	—	(348,244)	(348,244)
Forward foreign currency contracts	—	248	—	248

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$9,292	$9,292
Forward foreign currency contracts	$248	—	248
Total	$248	$9,292	$9,540

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[3]	$348,244

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

38	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(546,846)	—	$(546,846)
Forward foreign currency contracts	—	$(2,892)	(2,892)
Total	$(546,846)	$(2,892)	$(549,738)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	—	$(10,531)	$(10,531)
Futures contracts	$(46,891)	—	—	(46,891)
Forward foreign currency contracts	—	$1,454	—	1,454
Total	$(46,891)	$1,454	$(10,531)	$(55,968)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,327
Futures contracts (to sell)	15,710,831
Forward foreign currency contracts (to buy)	62,893

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$248	—	$248	—	$248
Credit Suisse	9,292	—	9,292	—	9,292
Total	$9,540	—	$9,540	—	$9,540

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Loan

The Fund has a revolving credit agreement with Societe Generale (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount of $105,000,000. The Credit Agreement renews daily for a 150-day term unless notice to the contrary is given to the Fund, and has a scheduled maturity date of July 13, 2020. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.60%, except that the commitment fee is 0.20% in the event that the aggregate outstanding principal balance of the loan is greater than 80% of $105,000,000. The interest on the loan is calculated at a variable rate based on the LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to Societe Generale, to the extent of the borrowing outstanding and any additional expenses. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the loan for the six months ended June 30, 2019 was $1,806,583. For the six months ended June 30, 2019, the Fund incurred commitment fees in the amount of $6,893. At June 30, 2019, the Fund had $98,000,000 of borrowings outstanding per this credit agreement. For the six months ended June 30, 2019, the Fund had an average loan balance outstanding of $98,145,028 and the weighted average interest rate was 3.71%.

6. Distributions subsequent to June 30, 2019

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/21/2019	7/1/2019	$0.1600
7/19/2019	8/1/2019	$0.1600
8/23/2019	9/3/2019	$0.1600
9/20/2019	10/1/2019	$0.1500
10/18/2019	11/1/2019	$0.1500
11/22/2019	12/2/2019	$0.1500

7. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net

40	Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report

asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2019, the Fund did not repurchase any shares.

8. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $976,452, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Mortgage Defined Opportunity Fund Inc. 2019 Semi-Annual Report	41

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Mortgage Defined Opportunity Fund Inc. was held on April 12, 2019, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Robert D. Agdern	9,053,111	377,897
Eileen A Kamerick	9,140,565	290,443
Nisha Kumar	9,021,822	409,186

At June 30, 2019, in addition to Robert D. Agdern, Eileen A. Kamerick and Nisha Kumar, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Jane Trust

42	Western Asset Mortgage Defined Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset Mortgage Defined Opportunity Fund Inc.	43

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

44	Western Asset Mortgage Defined Opportunity Fund Inc.

Western Asset

Mortgage Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jennifer S. Berg

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Mortgage Defined Opportunity Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

DMO

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Mortgage Defined Opportunity Fund Inc.

Western Asset Mortgage Defined Opportunity Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Mortgage Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012835 8/19 SR19-3697

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 28, 2019